PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) $ in Thousands	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($) subsidiary
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayment for property, plant and equipment	$ 2,304	$ 4,287
Prepaid training and other service fees	2,126	209
Prepaid rental expenses	1,738	1,821
Staff advances	774	416
Receivables from the disposal of subsidiaries	547	559
Prepayment for purchase of inventories	488	488
Prepayment for investment	384	720
Receivables from third party payment platform	181	85
Others	999	829
Prepaid expenses and other current assets	$ 9,541	$ 9,414
Number of subsidiaries disposed | subsidiary	4	4